RELATED PARTY TRANSACTIONS (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2023 ft²
Related Party Transaction [Line Items]
Due from related parties				$ 482,550
General operating expenses	$ 25,000		$ 50,000	40,000
Loan payable	139,362		139,362	140,117
Operating lease term					5 years
Area of land | ft²					1,625
Payments for rent	$ 4,062		$ 4,062
Annual rate adjustment	3.00%		3.00%
Mr. Shah [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Comission earned	$ 106,165	$ 244,100	$ 678,750	495,625
Mr. Shah [Member] | Employment Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Revenue percentage	50.00%		50.00%
Commission percentage	55.00%		55.00%
Mr. Shah [Member] | Employment Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Revenue percentage	75.00%		75.00%
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties				482,550
Mag Mile Capital LLC [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties			0	482,550
Due to related parties	$ 65,000		40,000
Loan payable			40,000	40,000
Reddington Partners L L C [Member]
Related Party Transaction [Line Items]
General operating expenses			23,256
Reddington Partners L L C [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Debt forgiveness			85,709
Due to related parties			$ 0	$ 62,453